Fair Value Measurements (Assets Measured at Fair Values) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
International program hedging instruments [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at Fair Value on a recurring basis	$ 26
Fair value measurements valuation techniques	Option model
Fair value measurements significant assumptions	Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
International program hedging instruments [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Long Interest Rate Swaptions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at Fair Value on a recurring basis	42
Fair value measurements valuation techniques	Option model
Fair value measurements significant assumptions	Interest rate volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
Minimum [Member] | Long Interest Rate Swaptions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Interest Rate Volatility	0.00%
Minimum [Member] | International program hedging instruments [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	19.00%
Maximum [Member] | Long Interest Rate Swaptions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Interest Rate Volatility	1.00%
Maximum [Member] | International program hedging instruments [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	27.00%
CMBS [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at Fair Value on a recurring basis	859
Fair value measurements valuation techniques	Discounted cash flows
Fair value measurements significant assumptions	Spread (encompasses prepayment, default risk and loss severity)
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]
CMBS [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Counterparty Credit Risk	3.20%
CMBS [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Counterparty Credit Risk	36.15%
CMBS [Member] | Weighted Average [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Counterparty Credit Risk	10.31%
Corporate [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at Fair Value on a recurring basis	1,371	[3]
Fair value measurements valuation techniques	Discounted cash flows	[3]
Fair value measurements significant assumptions	Spread	[3]
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2],[3]
Corporate [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Counterparty Credit Risk	1.06%
Corporate [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Counterparty Credit Risk	9.00%
Corporate [Member] | Weighted Average [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Counterparty Credit Risk	3.28%
Municipal [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at Fair Value on a recurring basis	227
Fair value measurements valuation techniques	Discounted cash flows
Fair value measurements significant assumptions	Spread
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]
Municipal [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value inputs treasury yield	2.27%
Municipal [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value inputs treasury yield	3.44%
Municipal [Member] | Weighted Average [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value inputs treasury yield	2.58%
RMBS [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at Fair Value on a recurring basis	1,373
Fair value measurements valuation techniques	Discounted cash flows
RMBS Type 1 [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value measurements significant assumptions	Spread
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]
RMBS Type 1 [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Counterparty Credit Risk	0.54%
RMBS Type 1 [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Counterparty Credit Risk	16.89%
RMBS Type 1 [Member] | Weighted Average [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Counterparty Credit Risk	3.67%
RMBS Type 2 [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value measurements significant assumptions	Constant prepayment rate
Positive or negative relationship of change in input to change in fair value measurement	Decrease [4]	[2],[4]
RMBS Type 2 [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Constant prepayment rate	0.00%
RMBS Type 2 [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Constant prepayment rate	12.00%
RMBS Type 2 [Member] | Weighted Average [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Constant prepayment rate	2.00%
RMBS Type 3 [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value measurements significant assumptions	Constant default rate
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]
RMBS Type 3 [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Constant default rate	1.00%
RMBS Type 3 [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Constant default rate	24.00%
RMBS Type 3 [Member] | Weighted Average [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Constant default rate	8.00%
RMBS Type 4 [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value measurements significant assumptions	Loss severity
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]
RMBS Type 4 [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Loss severity	0.00%
RMBS Type 4 [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Loss severity	100.00%
RMBS Type 4 [Member] | Weighted Average [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Loss severity	80.00%
Equity Derivatives [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at Fair Value on a recurring basis	57
Fair value measurements valuation techniques	Option model
Fair value measurements significant assumptions	Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
Equity Derivatives [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	13.00%
Equity Derivatives [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	24.00%
Interest Rate Derivative [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Interest Rate Swap [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at Fair Value on a recurring basis	(55)
Fair value measurements valuation techniques	Discounted cash flows
Fair value measurements significant assumptions	Swap curve beyond 30 years
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
Interest Rate Derivative [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Long Interest Rate Swaptions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at Fair Value on a recurring basis	23
Fair value measurements valuation techniques	Option model
Fair value measurements significant assumptions	Interest rate volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
Interest Rate Derivative [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Interest Rate Swap [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Interest Rate Volatility	2.80%
Interest Rate Derivative [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Long Interest Rate Swaptions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Interest Rate Volatility	0.00%
Interest Rate Derivative [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Interest Rate Swap [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Interest Rate Volatility	2.80%
Interest Rate Derivative [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Long Interest Rate Swaptions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Interest Rate Volatility	1.00%
U.S. GMWB Hedging Instruments [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at Fair Value on a recurring basis	281
Fair value measurements valuation techniques	Option model
Fair value measurements significant assumptions	Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
U.S. GMWB Hedging Instruments [Member] | Customized swaps [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at Fair Value on a recurring basis	238
Fair value measurements valuation techniques	Discounted cash flows
Fair value measurements significant assumptions	Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
U.S. GMWB Hedging Instruments [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	10.00%
U.S. GMWB Hedging Instruments [Member] | Minimum [Member] | Customized swaps [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	10.00%
U.S. GMWB Hedging Instruments [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	31.00%
U.S. GMWB Hedging Instruments [Member] | Maximum [Member] | Customized swaps [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	50.00%
U.S. Macro Hedge Program [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at Fair Value on a recurring basis	$ 286
Fair value measurements valuation techniques	Option model
Fair value measurements significant assumptions	Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
U.S. Macro Hedge Program [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	24.00%
U.S. Macro Hedge Program [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	43.00%

[1]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
[3]	Level 3 corporate securities excludes those for which the Company bases fair value on broker quotations as discussed below.
[4]	Decrease for above market rate coupons and increase for below market rate coupons.